Notes relating to the consolidated statement of financial position - Research and development incentive receivables (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Notes relating to the consolidated statement of financial position
Research and development incentive receivables	€ 158	€ 163
Research and development incentive receivables	3,033	2,046	€ 1,568
Total	€ 3,191	€ 2,209	€ 1,568
Minimum refund period of research and development incentive receivables.	5 years	5 years